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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                    1275 Pennsylvania Avenue, NW
                                                     Washington, D.C. 20004-2415
                                                   202.383.0100 fax 202.637.3593
                                                              www.sutherland.com
                                   ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

October 13, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Post Effective Amendment No. 4
       First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One
       File No. 333-158579 (MetLife Simple Solutions)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company) and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 4 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing an increase in fees for the lifetime withdrawal guarantee benefit and to revise the "red herring" legend on the cover page. The Amendment also carries forward new disclosure from a prior post-effective amendment filed pursuant to Rule 485(a)(1), which the filing of this Amendment supersedes, that describes changes to the lifetime withdrawal guarantee benefit, the investment portfolios available under the Contracts and the investment allocation restrictions that apply under the Contracts.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
---------------------------
W. Thomas Conner

Attachment
cc: Patrice M. Pitts, Esq.
    Michele H. Abate, Esq.
    John B. Towers, Esq.